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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC

Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067


Form 13F File Number: 28-13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Willem Mesdag

Title:   Authorized Signatory

Phone:   (310) 432-0200


Signature, Place, and Date of Signing:

/s/ Willem Mesdag    Los Angels, CA    August 14, 2012
-------------------  ----------------  ----------------
   [Signature]       [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       1
                                         ----------------------

Form 13F Information Table Entry Total:                  9
                                         ----------------------

Form 13F Information Table Value Total:           $273,500
                                         ----------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        Form 13F File Number       Name

       1          28-13678                   RMCP GP LLC
       ----       ----------------------     ------------------------------

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                          FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                     --------------  --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                                        VALUE    SHRS OR  SH/PUT/  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------               --------------  --------- -------- --------- -------- ---------- -------- --------- ------ ----
AIR TRANSPORT
SERVICES GRP I               COM             00922R105  49,674  9,552,730 SH        DEFINED      1     9,552,730   0     0

COST PLUS INC CALIF          COM             221485105  71,029  3,228,611 SH        DEFINED      1     3,228,611   0     0

ENCORE CAP GROUP INC         COM             292554102  70,431  2,377,835 SH        DEFINED      1     2,377,835   0     0

G-III APPAREL GROUP LTD      COM             36237H101     948     40,000 SH        DEFINED      1        40,000   0     0

MARLIN BUSINESS SVCS CORP    COM             571157106  20,650  1,259,902 SH        DEFINED      1     1,259,902   0     0

METROPOLITAN HEALTH
NETWORKS                     COM             592142103   8,483    886,367 SH        DEFINED      1       886,367   0     0

NATURES SUNSHINE PRODUCTS
IN                           COM             639027101  19,894  1,317,474 SH        DEFINED      1     1,317,474   0     0

RADENT INC                   COM             750491102   9,855  3,705,048 SH        DEFINED      1     3,705,048   0     0

STR HLDGS INC                COM             78478V100  22,536  4,942,011 SH        DEFINED      1     4,942,011   0     0